Summary of Significant Accounting Policies (Details) - Schedule of Revenue by Major Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue by Major Revenue [Abstract]
Total revenue	$ 8,225,911	$ 8,026,764
Mold Production [Member]
Schedule of Revenue by Major Revenue [Abstract]
Total revenue	6,639,632	6,583,747
Mold Repair [Member]
Schedule of Revenue by Major Revenue [Abstract]
Total revenue	1,084,881	1,137,648
Machining Services [Member]
Schedule of Revenue by Major Revenue [Abstract]
Total revenue	$ 501,398	$ 305,369